Commitments and contingencies: (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies:
Schedule of obligations under operating lease arrangements
2013	$4,785
2014	4,264
2015	3,700
2016	3,372
2017	2,118
Thereafter	1,119
$19,358